OPERATING LEASE RIGHT-OF-USE (“ROU”) ASSETS AND OPERATING LEASE LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Operating Lease Right-of-use Rou Assets And Operating Lease Liabilities
SCHEDULE OF RIGHT OF USE ASSET

On March 31, 2025 and December 31, 2024, right-of-use asset (“ROU”) is summarized as follows:

	March 31, 2025	December 31, 2024
Office lease right of use assets	$277,514	$277,514
Auto lease right of use asset	19,583	19,583
Less: accumulated amortization	(214,346)	(195,476)
Balance of ROU assets	$82,751	$101,621

SAFE PRO GROUP INC. AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
FOR THE THREE MONTHS ENDED MARCH 31, 2025 AND 2024
(unaudited)

Other information:	March 31, 2025	December 31, 2024

Weighted average remaining lease term – operating leases	1.32 years	1.57 years
Weighted average discount rate – operating leases	4.60%	4.60%

On December 31, 2024 and 2023, right-of-use asset (“ROU”) is summarized as follows:

	December 31, 2024	December 31, 2023
Office lease right of use assets	$277,514	$246,774
Auto lease right of use asset	19,583	-
Less: accumulated amortization	(195,476)	(93,370)
Balance of ROU assets	$101,621	$153,404

SCHEDULE OF OPERATING LEASE LIABILITY TO ROU ASSET

On March 31, 2025 and December 31, 2024, operating lease liabilities related to the ROU assets are summarized as follows:

	March 31, 2025	December 31, 2024
Lease liabilities related to office lease right of use assets	$72,962	$91,113
Lease liabilities related to auto lease right of use asset	6,842	7,595
Less: current portion of lease liabilities	(54,599)	(63,115)
Lease liabilities – long-term	$25,205	$35,592

On December 31, 2024 and 2023, operating lease liabilities related to the ROU assets are summarized as follows:

	December 31, 2024	December 31, 2023
Lease liabilities related to office lease right of use assets	$91,113	$159,634
Lease liabilities related to auto lease right of use asset	7,595	-
Less: current portion of lease liabilities	(63,115)	(68,522)
Lease liabilities – long-term	$35,592	$91,112

Other information:	December 31, 2024	December 31, 2023

Weighted average remaining lease term – operating leases	1.57 years	2.37 years
Weighted average discount rate – operating leases	4.60%	4.50%

SCHEDULE OF LEASE PAYMENTS DUE UNDER NON-CANCELABLE OPERATING LEASES

On March 31, 2025, future minimum base lease payments due under non-cancelable operating leases are as follows:

Twelve months ended March 31,	Amount
2025	$45,582
2026	35,592
2027	1,183
Total minimum non-cancellable operating lease payments	82,358
Less: discount to fair value	(2,554)
Total lease liabilities on March 31, 2025	$79,804

On December 31, 2024, future minimum base lease payments due under non-cancelable operating leases are as follows:

Year ending December 31,	Amount
2025	$63,116
2026	35,097
2027	1,183
Total minimum non-cancellable operating lease payments	99,396
Less: discount to fair value	(688)
Total lease liabilities on December 31, 2024	$98,708